OPERATING SEGMENTS - Financial performance by operating segment (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial performance by operating segment
Total interest and valuation on financial instruments	$ 31,487,526	$ 32,854,316	$ 34,219,601
Interest income on loans and financial leases	29,236,002	30,330,439	32,825,553
Interest expenses	(12,061,226)	(13,687,660)	(15,430,183)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	19,426,300	19,166,656	18,789,418
Credit impairment charges, net	(4,429,918)	(4,995,601)	(7,191,085)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	14,996,382	14,171,055	11,598,333
Fees and commissions income	7,928,554	7,126,512	6,547,953
Fees and commissions expenses	(3,573,610)	(3,225,382)	(2,838,383)
Total fees and commissions, net	4,354,944	3,901,130	3,709,570
Dividends and net income on equity investments	693,011	93,099	196,686
Goodwill impairment	5,022,822	0
Total operating income / (Expenses), net	23,616,411	21,141,394	19,447,301
Depreciation, amortization, and impairment	(1,016,301)	(989,336)	(1,017,144)
Total operating expenses	(13,857,106)	(12,651,146)	(11,924,630)
Profit / (loss) before income tax	9,759,305	8,490,248	7,522,671
Discontinued operations
Financial performance by operating segment
Total interest and valuation on financial instruments	2,546,672	2,689,905	2,826,558
Interest expenses	(1,241,640)	(1,336,251)	(1,238,112)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,305,032	1,353,654	1,588,446
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,143,663	896,906	1,317,945
Total fees and commissions, net	257,453	275,934	274,028
Dividends and net income on equity investments	8,561	11,474	13,499
Total operating expenses	(909,939)	(982,520)	(1,017,555)
Profit / (loss) before income tax	(4,498,179)	267,669	624,855
Operating Segments
Financial performance by operating segment
Total interest and valuation on financial instruments	31,487,526	32,854,316	34,219,601
Interest income on loans and financial leases	29,236,002	30,330,439	32,825,553
Debt investments	2,094,750	2,017,710	1,356,293
Derivatives, net	41,679	150,808	(158,635)
Liquidity operations, net	115,095	355,359	196,390
Interest expenses	(12,061,226)	(13,687,660)	(15,430,183)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	19,426,300	19,166,656	18,789,418
Credit impairment charges, net	(4,429,918)	(4,995,601)	(7,191,085)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	14,996,382	14,171,055	11,598,333
(Expenses) Revenues from transactions by the operating segments of Cibest Corporate Group	0	0	0
Fees and commissions income	7,928,554	7,126,512	6,547,953
Fees and commissions expenses	(3,573,610)	(3,225,382)	(2,838,383)
Total fees and commissions, net	4,354,944	3,901,130	3,709,570
Other operating income	3,572,074	2,976,110	3,942,712
Dividends and net income on equity investments	693,011	93,099	196,686
Goodwill impairment	0
Total operating income / (Expenses), net	23,616,411	21,141,394	19,447,301
Operating expenses	(12,840,805)	(11,661,810)	(10,907,486)
Depreciation, amortization, and impairment	(1,016,301)	(989,336)	(1,017,144)
Total operating expenses	(13,857,106)	(12,651,146)	(11,924,630)
Profit / (loss) before income tax	9,759,305	8,490,248	7,522,671
Operating Segments | Banking Colombia
Financial performance by operating segment
Total interest and valuation on financial instruments	26,062,351	27,543,286	29,230,060
Interest income on loans and financial leases	24,478,980	25,632,102	28,366,678
Debt investments	1,491,219	1,503,298	937,090
Derivatives, net	51,816	155,794	(167,887)
Liquidity operations, net	40,336	252,092	94,179
Interest expenses	(9,633,252)	(11,292,917)	(13,202,338)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	16,429,099	16,250,369	16,027,722
Credit impairment charges, net	(3,396,144)	(4,220,195)	(6,480,377)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	13,032,955	12,030,174	9,547,345
(Expenses) Revenues from transactions by the operating segments of Cibest Corporate Group	(288,452)	(181,303)	(217,445)
Fees and commissions income	6,151,871	5,660,355	5,252,104
Fees and commissions expenses	(3,140,014)	(2,885,255)	(2,522,916)
Total fees and commissions, net	3,011,857	2,775,100	2,729,188
Other operating income	1,620,506	1,219,476	2,049,297
Dividends and net income on equity investments	179,656	(121,975)	17,612
Goodwill impairment	0
Total operating income / (Expenses), net	17,556,522	15,721,472	14,125,997
Operating expenses	(9,457,584)	(8,497,419)	(7,939,136)
Depreciation, amortization, and impairment	(706,370)	(631,282)	(508,543)
Total operating expenses	(10,163,954)	(9,128,701)	(8,447,679)
Profit / (loss) before income tax	7,392,568	6,592,771	5,678,318
Operating Segments | Banking El Salvador
Financial performance by operating segment
Total interest and valuation on financial instruments	2,095,137	1,851,126	1,773,141
Interest income on loans and financial leases	1,807,267	1,623,427	1,524,765
Debt investments	287,163	226,122	236,351
Derivatives, net	0	775	11,187
Liquidity operations, net	707	802	838
Interest expenses	(437,193)	(437,244)	(464,851)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,657,944	1,413,882	1,308,290
Credit impairment charges, net	(334,805)	(236,086)	(154,938)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,323,139	1,177,796	1,153,352
(Expenses) Revenues from transactions by the operating segments of Cibest Corporate Group	1,769	(19,110)	(17,732)
Fees and commissions income	629,985	515,734	479,568
Fees and commissions expenses	(291,977)	(226,445)	(188,972)
Total fees and commissions, net	338,008	289,289	290,596
Other operating income	42,082	40,818	51,656
Dividends and net income on equity investments	4,590	4,338	10,982
Goodwill impairment	0
Total operating income / (Expenses), net	1,709,588	1,493,131	1,488,854
Operating expenses	(831,994)	(771,079)	(668,105)
Depreciation, amortization, and impairment	(96,796)	(93,982)	(131,922)
Total operating expenses	(928,790)	(865,061)	(800,027)
Profit / (loss) before income tax	780,798	628,070	688,827
Operating Segments | Banking Guatemala
Financial performance by operating segment
Total interest and valuation on financial instruments	2,013,347	1,939,602	1,795,543
Interest income on loans and financial leases	1,848,807	1,807,334	1,726,821
Debt investments	173,103	134,101	60,534
Derivatives, net	0	0	0
Liquidity operations, net	(8,563)	(1,833)	8,188
Interest expenses	(911,786)	(804,815)	(731,886)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,101,561	1,134,787	1,063,657
Credit impairment charges, net	(442,529)	(394,589)	(499,368)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	659,032	740,198	564,289
(Expenses) Revenues from transactions by the operating segments of Cibest Corporate Group	(79,514)	(86,604)	(75,808)
Fees and commissions income	231,580	211,778	223,200
Fees and commissions expenses	(96,751)	(85,700)	(89,405)
Total fees and commissions, net	134,829	126,078	133,795
Other operating income	131,316	130,140	130,757
Dividends and net income on equity investments	2,115	1,555	1,827
Goodwill impairment	0
Total operating income / (Expenses), net	847,778	911,367	754,860
Operating expenses	(654,017)	(645,311)	(620,928)
Depreciation, amortization, and impairment	(59,578)	(61,471)	(55,243)
Total operating expenses	(713,595)	(706,782)	(676,171)
Profit / (loss) before income tax	134,183	204,585	78,689
Operating Segments | International Banking
Financial performance by operating segment
Total interest and valuation on financial instruments	1,014,777	1,203,837	1,112,171
Interest income on loans and financial leases	852,849	987,377	940,091
Debt investments	94,069	116,662	85,091
Derivatives, net	(56)	(94)	(188)
Liquidity operations, net	67,915	99,892	87,177
Interest expenses	(660,927)	(708,671)	(596,039)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	353,850	495,166	516,132
Credit impairment charges, net	(225,658)	(91,617)	4,164
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	128,192	403,549	520,296
(Expenses) Revenues from transactions by the operating segments of Cibest Corporate Group	320,216	400,937	416,107
Fees and commissions income	55,665	51,901	47,228
Fees and commissions expenses	(11,627)	(10,116)	(11,042)
Total fees and commissions, net	44,038	41,785	36,186
Other operating income	16,492	12,435	16,794
Dividends and net income on equity investments	24	25	37
Goodwill impairment	0
Total operating income / (Expenses), net	508,962	858,731	989,420
Operating expenses	(104,892)	(98,572)	(89,220)
Depreciation, amortization, and impairment	(2,473)	(8,016)	(4,259)
Total operating expenses	(107,365)	(106,588)	(93,479)
Profit / (loss) before income tax	401,597	752,143	895,941
Operating Segments | Leases
Financial performance by operating segment
Total interest and valuation on financial instruments	216,802	254,200	254,360
Interest income on loans and financial leases	224,652	257,363	253,677
Debt investments	1,180	41	683
Derivatives, net	(9,030)	(3,204)	0
Liquidity operations, net	0	0	0
Interest expenses	(360,799)	(443,629)	(434,664)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	(143,997)	(189,429)	(180,304)
Credit impairment charges, net	(30,327)	(53,547)	(55,660)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	(174,324)	(242,976)	(235,964)
(Expenses) Revenues from transactions by the operating segments of Cibest Corporate Group	(115,936)	(136,749)	(163,049)
Fees and commissions income	4	292	0
Fees and commissions expenses	(3,842)	(1,639)	(11,082)
Total fees and commissions, net	(3,838)	(1,347)	(11,082)
Other operating income	1,545,011	1,543,538	1,673,939
Dividends and net income on equity investments	329,307	287,930	239,405
Goodwill impairment	0
Total operating income / (Expenses), net	1,580,220	1,450,396	1,503,249
Operating expenses	(1,057,200)	(1,056,501)	(1,049,474)
Depreciation, amortization, and impairment	(137,602)	(182,106)	(309,435)
Total operating expenses	(1,194,802)	(1,238,607)	(1,358,909)
Profit / (loss) before income tax	385,418	211,789	144,340
Operating Segments | All other segments
Financial performance by operating segment
Total interest and valuation on financial instruments	85,112	62,265	54,326
Interest income on loans and financial leases	23,447	22,836	13,521
Debt investments	48,016	37,486	36,544
Derivatives, net	(1,051)	(2,463)	(1,747)
Liquidity operations, net	14,700	4,406	6,008
Interest expenses	(57,269)	(384)	(405)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	27,843	61,881	53,921
Credit impairment charges, net	(455)	433	(4,906)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	27,388	62,314	49,015
(Expenses) Revenues from transactions by the operating segments of Cibest Corporate Group	161,917	22,829	57,927
Fees and commissions income	859,449	686,452	545,853
Fees and commissions expenses	(29,399)	(16,227)	(14,966)
Total fees and commissions, net	830,050	670,225	530,887
Other operating income	216,667	29,703	20,269
Dividends and net income on equity investments	177,319	(78,774)	(73,177)
Goodwill impairment	0
Total operating income / (Expenses), net	1,413,341	706,297	584,921
Operating expenses	(735,118)	(592,928)	(540,623)
Depreciation, amortization, and impairment	(13,482)	(12,479)	(7,742)
Total operating expenses	(748,600)	(605,407)	(548,365)
Profit / (loss) before income tax	664,741	100,890	36,556
Operating Segments | Banking Panama | Discontinued operations
Financial performance by operating segment
Total interest and valuation on financial instruments	2,546,672	2,689,904	2,826,559
Interest income on loans and financial leases	2,103,723	2,283,111	2,415,234
Debt investments	353,019	316,205	301,167
Derivatives, net	3,197	3,322	817
Liquidity operations, net	86,733	87,266	109,341
Interest expenses	(1,241,640)	(1,336,250)	(1,238,112)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,305,032	1,353,654	1,588,447
Credit impairment charges, net	(161,369)	(456,748)	(270,501)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,143,663	896,906	1,317,946
(Expenses) Revenues from transactions by the operating segments of Cibest Corporate Group	0	0	0
Fees and commissions income	519,246	562,330	532,930
Fees and commissions expenses	(261,793)	(286,392)	(258,897)
Total fees and commissions, net	257,453	275,938	274,033
Other operating income	24,905	65,876	36,939
Dividends and net income on equity investments	8,561	11,474	13,498
Goodwill impairment	(5,022,822)
Total operating income / (Expenses), net	(3,588,240)	1,250,194	1,642,416
Operating expenses	(812,202)	(853,981)	(909,844)
Depreciation, amortization, and impairment	(97,737)	(128,544)	(107,717)
Total operating expenses	(909,939)	(982,525)	(1,017,561)
Profit / (loss) before income tax	$ (4,498,179)	$ 267,669	$ 624,855